Document And Entity Information	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	STAAR Surgical Company
Entity Central Index Key	0000718937
Entity Emerging Growth Company	false
Entity File Number	0-11634
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-3797439
Entity Address, Address Line One	25510 Commercentre Drive
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92630
City Area Code	(626)
Local Phone Number	303-7902
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	STAA
Security Exchange Name	NONE
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K originally filed on September 10, 2026, is being filed solely to correct an administrative error whereby the previously described dollar value of equity awarded was correct, but the allocation among the types of equity awards was not consistent with the terms of the offer letter. This Amendment updates the disclosure to reflect the correct mix of equity awards and files a corrected copy of the offer letter as Exhibit 10.1. The full text of the original Form 8-K is set forth below as previously filed, except for the aforementions corrections.